OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
Components of other long-term liabilities

(in thousands of $)	2011	2010
Tax benefits on intra-group transfers of long-term assets	56,628	29,184
Liabilities in respect of the termination of the Five Ship Leases	—	51,089
Pension obligations (see note 22)	37,584	33,451
Deferred credits from capital lease transactions	19,153	19,780
Other	132	132
	113,497	133,636

Deferred credits from capital lease transactions
Deferred credits from capital lease transactions

(in thousands of $)	2011	2010
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(4,911)	(4,286)
	19,780	20,405
Short-term (see note 21)	627	625
Long-term	19,153	19,780
	19,780	20,405